Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$3,558	$3,751,768
WPP Finance 2010, 3.63%, 09/07/22	1,667	1,745,616

		5,497,384

Aerospace & Defense — 1.3%
Boeing Co. (The) 2.13%, 03/01/22 (Call 02/01/22)	470	471,208
2.70%, 05/01/22(a)	1,476	1,496,546
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	2,996	3,108,889
Howmet Aerospace Inc., 5.87%, 02/23/22(a)	1,000	1,061,930
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	4,926	5,146,882
Raytheon Technologies Corp. 2.50%, 12/15/22 (Call 09/15/22)(b)	2,874	2,987,897
2.80%, 03/15/22 (Call 02/15/22)(b)	3,206	3,315,613

		17,588,965

Agriculture — 2.1%
Altria Group Inc.
2.85%, 08/09/22	6,084	6,358,084
3.49%, 02/14/22	2,734	2,856,620
Archer-Daniels-Midland Co., 3.38%, 03/15/22 (Call 02/15/22)	860	899,156
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	4,626	4,806,460
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	1,119	1,164,678
Philip Morris International Inc. 2.38%, 08/17/22 (Call 07/17/22)	3,241	3,366,524
2.50%, 08/22/22	2,622	2,732,307
2.50%, 11/02/22 (Call 10/02/22)	588	614,372
2.63%, 02/18/22 (Call 01/18/22)	1,446	1,492,764
Reynolds American Inc., 4.00%, 06/12/22	3,407	3,608,967

		27,899,932

Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 04/19/22(a)	669	621,175
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	884	901,229

		1,522,404

Apparel — 0.4%
Ralph Lauren Corp., 1.70%, 06/15/22	2,000	2,040,640
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	1,261	1,249,853
VF Corp., 2.05%, 04/23/22	2,324	2,385,191

		5,675,684

Auto Manufacturers — 3.2%
American Honda Finance Corp.
1.95%, 05/20/22	1,403	1,440,039
2.20%, 06/27/22	1,948	2,013,550
2.60%, 11/16/22	2,249	2,354,096
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)(a)	2,928	3,008,081
3.45%, 01/14/22 (Call 12/14/21)	3,300	3,379,992
3.45%, 04/10/22 (Call 02/10/22)	4,189	4,304,239
3.55%, 07/08/22	3,664	3,801,547
PACCAR Financial Corp.
2.00%, 09/26/22	555	572,932
2.30%, 08/10/22(a)	671	695,820
2.65%, 05/10/22	1,864	1,940,741
2.85%, 03/01/22	440	457,116
Toyota Motor Corp., 2.16%, 07/02/22	1,614	1,666,891

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.15%, 05/26/22	$4,345	$4,407,916
2.15%, 09/08/22	2,058	2,131,306
2.60%, 01/11/22	3,346	3,453,875
2.65%, 04/12/22	1,980	2,056,943
2.80%, 07/13/22	1,278	1,336,980
3.30%, 01/12/22	3,132	3,262,322

		42,284,386

Banks — 28.1%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	2,508	2,602,903
2.63%, 05/19/22	1,835	1,908,143
2.63%, 11/09/22(a)	2,322	2,438,402
Banco Santander SA, 3.50%, 04/11/22	2,652	2,763,835
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	5,390	5,525,720
5.70%, 01/24/22	3,113	3,351,020
Bank of Montreal
2.05%, 11/01/22	1,085	1,124,982
2.35%, 09/11/22	4,925	5,135,790
2.55%, 11/06/22 (Call 10/06/22)	3,183	3,334,415
2.90%, 03/26/22	4,396	4,580,940
Bank of New York Mellon Corp. (The)
1.95%, 08/23/22	2,766	2,855,701
2.60%, 02/07/22 (Call 01/07/22)(a)	3,813	3,937,342
Bank of Nova Scotia (The)
2.00%, 11/15/22	2,414	2,497,887
2.45%, 09/19/22(a)	2,994	3,130,077
2.70%, 03/07/22(a)	4,791	4,968,986
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	3,750	3,825,788
BBVA USA, 2.88%, 06/29/22 (Call 05/29/22)(a)	1,797	1,838,942
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	3,258	3,391,904
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	5,231	5,472,568
2.75%, 04/25/22 (Call 03/25/22)	6,351	6,587,638
4.05%, 07/30/22	2,318	2,468,345
4.50%, 01/14/22	7,127	7,534,451
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	1,530	1,580,980
3.25%, 02/14/22 (Call 01/14/22)	1,856	1,927,716
Cooperatieve Rabobank UA
3.88%, 02/08/22(a)	7,775	8,180,311
3.95%, 11/09/22	3,893	4,143,670
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	1,475	1,525,416
Credit Suisse AG/New York NY, 2.80%, 04/08/22	4,733	4,917,161
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	5,491	5,838,196
Deutsche Bank AG/New York NY 3.30%, 11/16/22	2,514	2,603,272
Series D, 5.00%, 02/14/22(a)	3,271	3,431,737
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	2,469	2,560,007
3.50%, 03/15/22 (Call 02/15/22)(a)	1,450	1,515,946
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	1,481	1,526,126
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	8,401	8,547,513
5.75%, 01/24/22	13,540	14,568,498
HSBC Holdings PLC
2.65%, 01/05/22	7,128	7,338,490
4.00%, 03/30/22	4,988	5,269,872

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.88%, 01/14/22	$1,916	$2,034,275
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)(a)	3,326	3,409,449
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	1,390	1,444,085
3.13%, 04/01/22 (Call 03/01/22)	1,454	1,515,010
ING Groep NV, 3.15%, 03/29/22(a)	3,924	4,084,884
JPMorgan Chase & Co.
3.25%, 09/23/22	8,603	9,121,159
4.50%, 01/24/22	8,322	8,821,819
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	2,050	2,126,199
2.40%, 06/09/22	1,540	1,593,484
3.18%, 05/22/22	562	584,396
3.30%, 02/01/22	1,679	1,750,475
Lloyds Banking Group PLC, 3.00%, 01/11/22	3,813	3,945,959
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	1,986	2,057,019
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	7,480	7,778,527
2.67%, 07/25/22	5,298	5,514,423
3.00%, 02/22/22	2,585	2,678,396
3.22%, 03/07/22	4,172	4,344,763
Mizuho Financial Group Inc.
2.60%, 09/11/22	2,558	2,659,578
2.95%, 02/28/22	3,987	4,137,669
Morgan Stanley
2.75%, 05/19/22(a)	8,884	9,236,784
4.88%, 11/01/22	5,930	6,461,269
MUFG Americas Holdings Corp., 3.50%, 06/18/22	455	480,435
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	1,720	1,780,716
3.15%, 04/01/22 (Call 03/01/22)	2,917	3,042,723
National Australia Bank Ltd./New York
1.88%, 12/13/22	1,645	1,700,552
2.50%, 05/22/22	2,837	2,943,841
2.80%, 01/10/22(a)	2,678	2,770,150
Natwest Group PLC, 6.13%, 12/15/22	6,323	6,918,310
Northern Trust Corp., 2.38%, 08/02/22	1,331	1,386,143
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)	1,693	1,758,993
2.63%, 02/17/22 (Call 01/18/22)	4,088	4,226,338
2.70%, 11/01/22 (Call 10/01/22)	2,179	2,283,374
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(a)(c)	1,600	1,686,880
3.30%, 03/08/22 (Call 02/06/22)(a)	2,095	2,187,222
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	2,926	3,049,506
Royal Bank of Canada
2.75%, 02/01/22	4,103	4,250,749
2.80%, 04/29/22	2,532	2,638,141
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 02/28/22)	2,850	2,955,935
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22(a)	1,197	1,243,635
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	2,235	2,352,986
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22(a)	3,960	4,130,636
2.78%, 10/18/22	3,850	4,029,679
2.85%, 01/11/22(a)	2,873	2,965,769
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	2,642	2,708,895

Security	Par (000)	Value

Banks (continued)
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)(a)	$736	$752,913
Toronto-Dominion Bank (The), 1.90%, 12/01/22	5,053	5,228,086
Truist Bank
2.45%, 08/01/22 (Call 07/01/22)(a)	2,997	3,111,725
2.63%, 01/15/22 (Call 12/15/21)	2,247	2,316,882
2.80%, 05/17/22 (Call 04/17/22)	3,283	3,418,424
Truist Financial Corp.
2.70%, 01/27/22 (Call 12/27/21)(a)	3,071	3,170,070
2.75%, 04/01/22 (Call 03/01/22)	2,764	2,865,135
3.05%, 06/20/22 (Call 05/20/22)(a)	3,658	3,832,157
3.95%, 03/22/22 (Call 02/22/22)(a)	755	793,445
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	4,192	4,393,342
3.00%, 03/15/22 (Call 02/15/22)	2,703	2,814,445
Series V, 2.63%, 01/24/22 (Call 12/23/21)	3,260	3,364,809
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)(a)	2,215	2,260,784
2.65%, 05/23/22 (Call 04/22/22)(a)	2,611	2,715,074
Wells Fargo & Co.
2.63%, 07/22/22	10,567	10,988,940
3.50%, 03/08/22	7,239	7,574,238
Westpac Banking Corp.
2.50%, 06/28/22(a)	3,045	3,167,013
2.80%, 01/11/22(a)	3,449	3,569,474

		371,878,876

Beverages — 1.4%
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	1,467	1,530,037
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	662	684,005
Coca-Cola Co. (The), 2.20%, 05/25/22	1,281	1,324,490
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	2,224	2,321,300
2.70%, 05/09/22 (Call 04/09/22)	1,486	1,539,674
Diageo Investment Corp., 2.88%, 05/11/22	2,501	2,610,969
Molson Coors Beverage Co., 3.50%, 05/01/22	991	1,034,257
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	2,046	2,111,226
2.75%, 03/05/22	3,667	3,816,467
3.10%, 07/17/22 (Call 05/17/22)	2,020	2,121,687

		19,094,112

Biotechnology — 1.2%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)(a)	4,233	4,392,457
2.70%, 05/01/22 (Call 03/01/22)	1,632	1,690,213
3.63%, 05/15/22 (Call 02/15/22)	2,211	2,318,654
Biogen Inc., 3.63%, 09/15/22	2,967	3,165,077
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	1,585	1,622,311
3.25%, 09/01/22 (Call 07/01/22)	2,856	3,010,281

		16,198,993

Building Materials — 0.1%
Masco Corp., 5.95%, 03/15/22(a)	697	752,871

Chemicals — 1.2%
Cabot Corp., 3.70%, 07/15/22	589	611,948
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	978	1,049,551
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	2,408	2,517,684
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	2,269	2,355,971
FMC Corp., 3.95%, 02/01/22 (Call 11/01/21)	275	284,713

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)(a)	$200	$212,336
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	1,699	1,753,079
NewMarket Corp., 4.10%, 12/15/22	364	389,749
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	1,462	1,529,764
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,515	1,563,071
2.45%, 02/15/22 (Call 11/15/21)	2,001	2,055,387
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	795	822,936
Sherwin-Williams Co. (The), 4.20%, 01/15/22 (Call 10/15/21)	615	640,824

		15,787,013

Commercial Services — 0.8%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	1,715	1,827,950
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	1,885	1,955,141
3.25%, 06/01/22 (Call 03/01/22)(a)	120	125,172
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	1,064	1,117,849
Moody’s Corp., 4.50%, 09/01/22 (Call 06/01/22)	1,218	1,304,295
PayPal Holdings Inc., 2.20%, 09/26/22	3,137	3,255,108
Verisk Analytics Inc., 4.13%, 09/12/22	1,134	1,214,525

		10,800,040

Computers — 3.3%
Apple Inc.
1.70%, 09/11/22	2,765	2,846,015
2.10%, 09/12/22 (Call 08/12/22)	3,077	3,188,326
2.15%, 02/09/22(a)	3,785	3,894,159
2.30%, 05/11/22 (Call 04/11/22)	1,658	1,714,637
2.50%, 02/09/22 (Call 01/09/22)(a)	4,725	4,876,342
2.70%, 05/13/22	3,447	3,592,636
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	599	613,831
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	4,271	4,573,216
HP Inc., 4.05%, 09/15/22(a)	1,505	1,608,800
IBM Credit LLC, 2.20%, 09/08/22(a)	1,481	1,536,226
International Business Machines Corp.
1.88%, 08/01/22	3,062	3,154,687
2.50%, 01/27/22(a)	2,583	2,664,855
2.85%, 05/13/22	6,500	6,793,735
2.88%, 11/09/22	3,005	3,174,632

		44,232,097

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.
2.25%, 11/15/22	983	1,026,439
2.30%, 05/03/22(a)	1,343	1,390,059
Procter & Gamble Co. (The)
2.15%, 08/11/22	3,662	3,808,480
2.30%, 02/06/22	2,222	2,292,437
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	1,965	2,024,775
3.00%, 03/07/22	2,615	2,726,765

		13,268,955

Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)(a)	1,495	1,483,548
3.95%, 02/01/22 (Call 01/01/22)(a)	3,242	3,263,365
4.63%, 07/01/22(a)	828	840,809
Air Lease Corp. 2.63%, 07/01/22 (Call 06/01/22)	1,813	1,810,516

Security	Par (000)	Value

Diversified Financial Services (continued)
3.50%, 01/15/22	$2,187	$2,212,850
3.75%, 02/01/22 (Call 12/01/21)	1,086	1,102,952
Aircastle Ltd., 5.50%, 02/15/22	1,181	1,200,298
Ally Financial Inc.
4.13%, 02/13/22	1,061	1,100,979
4.63%, 05/19/22	1,857	1,958,596
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	5,560	5,778,119
2.65%, 12/02/22	3,611	3,795,342
2.75%, 05/20/22 (Call 04/20/22)	3,430	3,570,767
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	4,241	4,393,294
Ameriprise Financial Inc., 3.00%, 03/22/22	1,210	1,259,271
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)(a)	2,861	2,966,228
CME Group Inc., 3.00%, 09/15/22	2,162	2,281,537
Discover Financial Services
3.85%, 11/21/22(a)	1,682	1,790,035
5.20%, 04/27/22(a)	1,020	1,090,513
Franklin Resources Inc., 2.80%, 09/15/22	335	349,425
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	1,091	1,133,920
International Lease Finance Corp., 5.88%, 08/15/22	2,153	2,323,001
Invesco Finance PLC, 3.13%, 11/30/22(a)	579	616,693
ORIX Corp., 2.90%, 07/18/22(a)	1,264	1,314,560
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	1,604	1,639,015
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	2,947	3,059,428
2.80%, 12/14/22 (Call 10/14/22)(a)	6,310	6,663,991
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)	1,822	1,897,722

		60,896,774

Electric — 5.7%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	775	802,768
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	1,251	1,291,070
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	725	752,840
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	902	946,216
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	145	149,251
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	1,749	1,814,220
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	1,077	1,139,444
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	591	613,813
Dominion Energy Inc.
Series B, 2.75%, 01/15/22 (Call 12/15/21)	1,129	1,160,285
Series B, 2.75%, 09/15/22 (Call 06/15/22)	1,898	1,968,340
DTE Energy Co.
2.25%, 11/01/22(a)	1,707	1,765,653
Series B, 2.60%, 06/15/22	570	590,178
Series B, 3.30%, 06/15/22 (Call 04/15/22)	1,132	1,181,717
Duke Energy Carolinas LLC, 3.35%, 05/15/22	120	126,444
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	1,433	1,484,889
3.05%, 08/15/22 (Call 05/15/22)	2,694	2,812,725
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)(a)	1,670	1,733,443
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	1,365	1,392,123
3.13%, 11/15/22 (Call 10/15/22)	440	458,471
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	2,349	2,494,709

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)(a)	$3,256	$3,372,630
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	3,858	4,040,406
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	928	968,312
4.25%, 06/15/22 (Call 03/15/22)	1,581	1,677,346
FirstEnergy Corp., Series A, 2.85%, 07/15/22 (Call 05/15/22)(a)	1,519	1,551,719
Georgia Power Co., 2.85%, 05/15/22(a)	1,259	1,309,738
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)(a)	890	929,997
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	225	229,853
2.30%, 09/15/22 (Call 08/15/22)(a)	975	1,011,884
2.40%, 04/25/22 (Call 03/25/22)	1,280	1,321,997
3.05%, 02/15/22 (Call 11/15/21)	1,139	1,174,172
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	1,000	1,029,560
2.90%, 04/01/22	6,060	6,313,550
3.20%, 02/25/22(a)	317	330,729
3.30%, 08/15/22	220	232,485
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)(a)	1,035	1,063,338
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	591	613,293
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	965	1,018,143
7.00%, 09/01/22	1,582	1,791,900
Pacific Gas and Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	7,200	7,227,144
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	1,063	1,097,781
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	473	490,846
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	550	582,153
4.20%, 06/15/22 (Call 03/15/22)	1,437	1,519,010
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	1,776	1,840,096
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	600	618,804
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	1,779	1,856,511
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)(a)	1,012	1,084,095
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	1,413	1,467,782
Southern California Edison Co., Series B, 2.40%, 02/01/22 (Call 12/01/21)	1,095	1,117,250
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	798	821,541
3.45%, 09/01/22 (Call 06/01/22)	50	52,648
WEC Energy Group Inc., 3.10%, 03/08/22	664	690,899
Xcel Energy Inc., 2.60%, 03/15/22 (Call 02/15/22)	310	319,300

		75,445,511

Electronics — 0.7%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	1,320	1,384,033
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)(a)	1,009	1,035,698
Avnet Inc., 4.88%, 12/01/22	672	723,012
Honeywell International Inc., 2.15%, 08/08/22 (Call 07/08/22)	2,531	2,621,610
Jabil Inc., 4.70%, 09/15/22	1,710	1,840,610
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	654	688,335
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)(a)	428	444,392

		8,737,690

Security	Par (000)	Value

Environmental Control — 0.4%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	$3,102	$3,254,711
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	1,880	1,965,371

		5,220,082

Food — 1.1%
Campbell Soup Co., 2.50%, 08/02/22	1,085	1,122,183
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)(a)	325	337,668
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	1,704	1,779,811
JM Smucker Co. (The), 3.00%, 03/15/22	1,165	1,209,130
Kellogg Co., 3.13%, 05/17/22	560	585,021
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	1,329	1,386,718
3.40%, 04/15/22 (Call 01/15/22)	1,268	1,319,291
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	2,097	2,183,208
Sysco Corp., 2.60%, 06/12/22(a)	1,390	1,434,536
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	2,855	3,034,065

		14,391,631

Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)(a)	750	765,645

Gas — 0.1%
NiSource Inc., 2.65%, 11/17/22 (Call 10/17/22)	1,030	1,077,545

Hand & Machine Tools — 0.2%
Kennametal Inc., 3.88%, 02/15/22 (Call 11/15/21)	313	322,772
Stanley Black & Decker Inc., 2.90%, 11/01/22	1,815	1,918,346

		2,241,118

Health Care – Products — 1.2%
Abbott Laboratories, 2.55%, 03/15/22	2,610	2,704,117
Boston Scientific Corp., 3.38%, 05/15/22	1,333	1,395,198
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	1,227	1,282,583
DH Europe Finance II Sarl, 2.05%, 11/15/22	3,211	3,320,270
Medtronic Inc., 3.15%, 03/15/22(a)	4,358	4,556,071
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)(a)	2,123	2,204,629

		15,462,868

Health Care – Services — 1.9%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	3,126	3,259,762
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	2,191	2,311,264
3.13%, 05/15/22	2,951	3,091,763
CommonSpirit Health, 2.95%, 11/01/22	655	685,071
Dignity Health, 3.13%, 11/01/22	50	51,621
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	1,564	1,641,684
3.15%, 12/01/22 (Call 09/01/22)	1,835	1,934,824
Laboratory Corp. of America Holdings
3.20%, 02/01/22	1,322	1,373,227
3.75%, 08/23/22 (Call 05/23/22)	1,351	1,425,791
UnitedHealth Group Inc.
2.38%, 10/15/22	1,181	1,233,944
2.88%, 03/15/22 (Call 12/15/21)(a)	4,100	4,241,122
3.35%, 07/15/22(a)	3,850	4,074,070

		25,324,143

Holding Companies – Diversified — 0.2%
Ares Capital Corp., 3.63%, 01/19/22 (Call 12/19/21)	1,854	1,904,281
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)(a)	1,388	1,401,866

		3,306,147

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 0.2%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	$918	$979,744
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,927	2,045,742

		3,025,486

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)(a)	261	270,981
Whirlpool Corp., 4.70%, 06/01/22	604	646,938

		917,919

Household Products & Wares — 0.3%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	975	1,009,232
2.88%, 10/01/22	507	532,000
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)(a)	1,668	1,750,233
Kimberly-Clark Corp., 2.40%, 03/01/22(a)	501	516,561

		3,808,026

Insurance — 1.7%
Alleghany Corp., 4.95%, 06/27/22	709	762,310
American International Group Inc., 4.88%, 06/01/22	3,816	4,118,036
Aon Corp., 2.20%, 11/15/22	1,984	2,062,507
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22(a)	2,777	2,909,518
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,940	2,031,335
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)	1,314	1,381,145
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)(a)	345	354,594
Fidelity National Financial Inc., 5.50%, 09/01/22(a)	675	733,118
Lincoln National Corp., 4.20%, 03/15/22	1,070	1,133,387
Markel Corp., 4.90%, 07/01/22	150	161,352
Marsh & McLennan Companies Inc., 2.75%, 01/30/22 (Call 12/30/21)(a)	2,140	2,208,694
MetLife Inc., 3.05%, 12/15/22	1,603	1,704,310
Primerica Inc., 4.75%, 07/15/22	365	387,415
Principal Financial Group Inc., 3.30%, 09/15/22(a)	890	938,914
Sompo International Holdings Ltd., 4.70%, 10/15/22	501	532,508
WR Berkley Corp., 4.63%, 03/15/22	788	831,892

		22,251,035

Internet — 1.4%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)	4,090	4,279,326
Baidu Inc.
2.88%, 07/06/22(a)	1,850	1,903,206
3.50%, 11/28/22	2,772	2,910,378
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	1,660	1,738,783
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	3,176	3,288,875
3.80%, 03/09/22 (Call 02/09/22)	2,335	2,451,003
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	2,323	2,413,063

		18,984,634

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	2,117	2,259,411

Lodging — 0.1%
Marriott International Inc./MD, 2.30%, 01/15/22 (Call 12/15/21)	1,030	1,034,450

Machinery — 2.7%
ABB Finance USA Inc., 2.88%, 05/08/22	3,905	4,067,956
Caterpillar Financial Services Corp.
0.95%, 05/13/22	2,350	2,374,111
1.90%, 09/06/22	2,264	2,333,550
1.95%, 11/18/22(a)	2,147	2,224,356
2.40%, 06/06/22	1,371	1,423,441

Security	Par (000)	Value

Machinery (continued)
2.55%, 11/29/22	$1,318	$1,382,556
2.85%, 06/01/22	1,357	1,418,906
2.95%, 02/26/22	2,395	2,490,944
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	1,822	1,887,173
CNH Industrial Capital LLC, 4.38%, 04/05/22	1,472	1,546,233
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	2,624	2,721,796
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)(a)	1,178	1,213,046
John Deere Capital Corp.
1.95%, 06/13/22	1,380	1,420,365
2.15%, 09/08/22	2,173	2,255,704
2.65%, 01/06/22	2,050	2,117,916
2.75%, 03/15/22	1,293	1,343,155
2.95%, 04/01/22	2,032	2,119,478
3.20%, 01/10/22	944	982,723

		35,323,409

Manufacturing — 1.2%
3M Co.
2.00%, 06/26/22	2,021	2,083,348
2.75%, 03/01/22 (Call 02/01/22)(a)	1,725	1,791,706
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	66	69,172
Eaton Corp., 2.75%, 11/02/22	3,936	4,141,498
General Electric Co.
2.70%, 10/09/22	3,276	3,408,842
3.15%, 09/07/22	3,325	3,480,011
Parker-Hannifin Corp., 3.50%, 09/15/22(a)	879	932,971

		15,907,548

Media — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	8,855	9,432,257
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	2,613	3,151,513
Comcast Corp., 3.13%, 07/15/22(a)	3,338	3,520,689
Discovery Communications LLC, 3.50%, 06/15/22 (Call 04/15/22)	45	46,682
Fox Corp., 3.67%, 01/25/22	2,488	2,606,653
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	3,207	3,345,831
2.45%, 03/04/22	1,947	2,007,143
2.55%, 02/15/22	165	170,229
Walt Disney Co. (The)
1.65%, 09/01/22	992	1,016,294
3.00%, 09/15/22	2,813	2,961,751

		28,259,042

Mining — 0.2%
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22	2,170	2,247,513
Southern Copper Corp., 3.50%, 11/08/22	829	873,517

		3,121,030

Oil & Gas — 3.7%
BP Capital Markets America Inc.
2.52%, 09/19/22 (Call 08/19/22)	3,096	3,219,128
3.25%, 05/06/22	3,539	3,709,049
BP Capital Markets PLC
2.50%, 11/06/22	2,884	3,010,896
3.06%, 03/17/22	2,681	2,795,318
3.25%, 05/06/22	175	183,369
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	4,795	4,990,732
2.41%, 03/03/22 (Call 01/03/22)	2,869	2,953,664

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.50%, 03/03/22 (Call 02/03/22)	$2,119	$2,187,783
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	385	400,985
Exxon Mobil Corp.
1.90%, 08/16/22	3,849	3,971,745
2.40%, 03/06/22 (Call 01/06/22)	2,939	3,025,818
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	1,875	1,928,231
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	2,473	2,502,181
Newfield Exploration Co., 5.75%, 01/30/22	1,835	1,862,892
Phillips 66, 4.30%, 04/01/22	5,065	5,370,977
Shell International Finance BV, 2.38%, 08/21/22	3,236	3,366,993
Total Capital International SA, 2.88%, 02/17/22	3,258	3,382,325

		48,862,086

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	3,852	4,031,272
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	1,268	1,301,754
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	732	746,743

		6,079,769

Packaging & Containers — 0.1%
WestRock RKT LLC, 4.90%, 03/01/22(a)	982	1,045,025

Pharmaceuticals — 7.8%
AbbVie Inc.
2.30%, 11/21/22(b)	9,247	9,593,300
2.90%, 11/06/22	8,134	8,556,399
3.20%, 11/06/22 (Call 09/06/22)(a)	2,556	2,693,768
3.25%, 10/01/22 (Call 07/01/22)(b)	4,338	4,549,955
3.45%, 03/15/22 (Call 01/15/22)(b)	6,970	7,251,936
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)(a)	3,522	3,644,002
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	5,463	5,670,594
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	1,953	2,015,047
2.60%, 05/16/22	4,187	4,354,061
3.25%, 08/15/22	2,299	2,431,675
3.55%, 08/15/22	2,084	2,217,730
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)	3,065	3,168,812
Cigna Corp.
3.05%, 11/30/22 (Call 10/31/22)	1,111	1,172,305
3.90%, 02/15/22	2,195	2,307,011
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	4,012	4,200,524
3.50%, 07/20/22 (Call 05/20/22)	4,399	4,635,534
4.75%, 12/01/22 (Call 09/01/22)	1,084	1,176,704
Eli Lilly & Co., 2.35%, 05/15/22	1,777	1,841,754
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	5,788	6,039,546
2.88%, 06/01/22 (Call 05/01/22)(a)	3,571	3,729,517
Johnson & Johnson, 2.25%, 03/03/22 (Call 02/03/22)(a)	2,937	3,027,724
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)	1,519	1,584,758
Merck & Co. Inc.
2.35%, 02/10/22	3,678	3,793,416
2.40%, 09/15/22 (Call 06/15/22)	2,612	2,717,446
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	3,635	3,765,569
2.40%, 09/21/22	3,287	3,434,356
Pfizer Inc., 2.80%, 03/11/22(a)	2,144	2,231,754
Upjohn Inc., 1.13%, 06/22/22(b)	2,100	2,118,186

		103,923,383

Security	Par (000)	Value

Pipelines — 2.9%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	$2,045	$2,125,818
Energy Transfer Operating LP, 5.20%, 02/01/22 (Call 11/01/21)	2,737	2,847,548
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	1,656	1,748,471
5.88%, 03/01/22 (Call 12/01/21)	2,741	2,879,146
Enterprise Products Operating LLC
3.50%, 02/01/22	2,363	2,464,066
4.05%, 02/15/22	1,941	2,042,320
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	2,973	3,144,275
4.15%, 03/01/22	610	641,403
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)	1,327	1,383,636
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)	1,208	1,249,531
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	3,045	3,158,244
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22 (Call 03/01/22)	1,608	1,646,689
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	2,405	2,570,993
Sunoco Logistics Partners Operations LP, 4.65%, 02/15/22	902	940,046
TransCanada PipeLines Ltd., 2.50%, 08/01/22	2,805	2,906,064
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	2,042	2,125,293
3.60%, 03/15/22 (Call 01/15/22)	3,735	3,886,641

		37,760,184

Real Estate Investment Trusts — 1.8%
American Tower Corp.
2.25%, 01/15/22	1,938	1,986,954
4.70%, 03/15/22	1,973	2,105,546
AvalonBay Communities Inc., 2.95%, 09/15/22 (Call 06/15/22)(a)	1,071	1,118,435
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	335	350,028
Digital Realty Trust LP
3.63%, 10/01/22 (Call 08/03/20)	1,300	1,378,026
3.95%, 07/01/22 (Call 08/03/20)	1,408	1,492,916
Essex Portfolio LP, 3.63%, 08/15/22 (Call 05/15/22)	567	594,409
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)(a)	1,212	1,284,235
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)(a)	730	728,438
4.15%, 02/01/22 (Call 12/01/21)	932	929,353
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	1,627	1,693,170
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	175	178,617
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	2,820	2,961,423
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)(a)	569	592,807
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	1,700	1,733,269
2.63%, 06/15/22 (Call 03/15/22)(a)	1,546	1,589,922
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,461	1,492,864
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	1,593	1,643,594
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	550	561,820

		24,415,826

Retail — 2.2%
Advance Auto Parts Inc., 4.50%, 01/15/22 (Call 10/15/21)	250	260,572
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	1,215	1,270,295
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)(a)	1,997	2,072,027

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)(a)	$4,746	$4,943,481
3.25%, 03/01/22(a)	1,201	1,257,027
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	2,373	2,467,967
McDonald’s Corp., 2.63%, 01/15/22(a)	4,115	4,246,557
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)	390	410,413
Starbucks Corp.
1.30%, 05/07/22	720	730,555
2.70%, 06/15/22 (Call 04/15/22)	1,468	1,522,580
Target Corp., 2.90%, 01/15/22(a)	3,436	3,569,592
Walgreen Co., 3.10%, 09/15/22	3,247	3,410,259
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	2,733	2,859,948

		29,021,273

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)(a)	1,432	1,523,949

Semiconductors — 1.5%
Broadcom Inc., 3.13%, 10/15/22(a)(b)	3,635	3,805,191
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)(a)	1,809	1,871,446
2.70%, 12/15/22	4,187	4,419,253
3.10%, 07/29/22	2,516	2,656,216
QUALCOMM Inc., 3.00%, 05/20/22	5,462	5,715,000
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)(a)	1,424	1,460,355

		19,927,461

Software — 2.7%
Activision Blizzard Inc., 2.60%, 06/15/22 (Call 05/15/22)	661	685,351
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)(a)	390	410,830
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	1,787	1,886,965
Microsoft Corp.
2.13%, 11/15/22	1,161	1,209,959
2.38%, 02/12/22 (Call 01/12/22)	4,449	4,586,474
2.40%, 02/06/22 (Call 01/06/22)(a)	4,928	5,081,606
2.65%, 11/03/22 (Call 09/03/22)(a)	3,332	3,499,400
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	6,932	7,169,490
2.50%, 10/15/22	6,968	7,284,417
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	4,119	4,300,030

		36,114,522

Telecommunications — 1.9%
America Movil SAB de CV, 3.13%, 07/16/22(a)	4,074	4,250,363
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	3,201	3,343,733
3.00%, 06/30/22 (Call 04/30/22)	5,290	5,522,019
3.40%, 06/15/22	1,237	1,304,911
Cisco Systems Inc., 3.00%, 06/15/22	1,797	1,887,623
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	1,164	1,205,799
Motorola Solutions Inc., 3.75%, 05/15/22	1,602	1,681,107
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	2,757	2,871,719
2.95%, 03/15/22(a)	2,636	2,745,842
Vodafone Group PLC, 2.50%, 09/26/22	235	244,957

		25,058,073

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 2.60%, 11/19/22	$830	$858,668

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	1,595	1,653,999
3.05%, 09/01/22 (Call 06/01/22)(a)	1,774	1,861,494
FedEx Corp.
2.63%, 08/01/22(a)	1,501	1,562,406
3.40%, 01/14/22	1,450	1,509,581
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)(a)	326	341,355
Norfolk Southern Corp., 3.00%, 04/01/22 (Call 01/01/22)	1,785	1,851,027
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	740	761,482
2.80%, 03/01/22 (Call 02/01/22)	572	590,115
2.88%, 06/01/22 (Call 05/01/22)	2,112	2,193,185
Union Pacific Corp.
2.95%, 03/01/22	2,103	2,189,623
4.16%, 07/15/22 (Call 04/15/22)	1,868	1,987,664
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)(a)	1,791	1,853,040
2.45%, 10/01/22	3,291	3,437,482

		21,792,453

Total Corporate Bonds & Notes — 97.9% (Cost: $1,256,402,291)		1,296,625,528

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(d)(e)(f)	27,252	27,281,791
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(d)(e)	29,326	29,326,000

		56,607,791

Total Short-Term Investments — 4.3% (Cost: $56,564,402)		56,607,791

Total Investments in Securities — 102.2% (Cost: $1,312,966,693)		1,353,233,319

Other Assets, Less Liabilities — (2.2)%		(29,621,543)

Net Assets — 100.0%		$1,323,611,776

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,246,153	$—		$(8,995,493	)(a)	$336	$30,795	$27,281,791	27,252	$150,419	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,693,000	22,633,000	(a)	—		—	—	29,326,000	29,326	34,518		—

						$336	$30,795	$56,607,791		$184,937		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,296,625,528	$—	$1,296,625,528
Money Market Funds	56,607,791	—	—	56,607,791

	$56,607,791	$1,296,625,528	$—	$1,353,233,319

8